PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 65.2%
Communication Services : 3.6%
1,667,813
(1)
Alphabet, Inc. - Class A
$ 218,250,009
2.8
194,995
(1)
Meta Platforms, Inc. -
Class A
58,539,449
0.8
276,789,458
3.6
Consumer Discretionary : 5.3%
1,502,698
(1)
Amazon.com, Inc.
191,022,970
2.5
352,631  Hilton Worldwide
Holdings, Inc.
52,958,123
0.7
682,857
(1)(2)
Mobileye Global, Inc. -
Class A
28,372,708
0.4
50,480
(3)
Starbucks Corp.
4,607,310
0.0
1,028,106
Yum! Brands, Inc.
128,451,564
1.7
405,412,675
5.3
Consumer Staples : 0.6%
1,507,659
Keurig Dr Pepper, Inc.
47,596,795
0.6
Energy : 1.8%
943,217  Canadian Natural
Resources Ltd.
60,997,843
0.8
607,800
(2)
Chesapeake Energy
Corp.
52,410,594
0.7
181,254
EOG Resources, Inc.
22,975,757
0.3
136,384,194
1.8
Financials : 4.6%
99,732
CME Group, Inc.
19,968,341
0.3
151,400  Goldman Sachs Group,
Inc.
48,988,498
0.6
939,554  Intercontinental
Exchange, Inc.
103,369,731
1.4
991,121
KKR & Co., Inc.
61,053,054
0.8
253,551
(3)
Marsh & McLennan
Cos., Inc.
48,250,755
0.6
404,032  PNC Financial Services
Group, Inc.
49,603,009
0.7
44,550
(3)
S&P Global, Inc.
16,279,015
0.2
347,512,403
4 .6
Health Care : 15.7%
594,766
AbbVie, Inc.
88,655,820
1.2
3,382,313
(1)
Avantor, Inc.
71,299,158
0.9
620,036
(3)
Becton Dickinson and
Co.
160,297,907
2.1
279,885
(1)
Biogen, Inc.
71,933,244
0.9
509,230
Danaher Corp.
126,339,963
1.7
124,600
Eli Lilly & Co.
66,926,398
0.9
504,921
GE Healthcare, Inc.
34,354,825
0.5
85,200
Humana, Inc.
41,451,504
0.5
57,862
(1)
Karuna Therapeutics,
Inc.
9,783,886
0.1
1,237,193
PerkinElmer, Inc.
136,957,265
1.8
111,900
Stryker Corp.
30,578,913
0.4
173,130
Teleflex, Inc.
34,004,463
0.4
211,083  Thermo Fisher
Scientific, Inc.
106,843,882
1.4
432,713  UnitedHealth Group,
Inc.
218,169,567
2.9
1,197,596,795
15.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials : 8.6%
344,116
AMETEK, Inc.
$ 50,846,580
0.7
11,660,346
(1)
Aurora Innovation, Inc.
27,401,813
0.4
312,520
Equifax, Inc.
57,247,414
0.7
2,199,379
Fortive Corp.
163,105,947
2.1
303,716
General Electric Co.
33,575,804
0.4
1,525,237
(3)
Ingersoll Rand, Inc.
97,188,102
1.3
82,312
Republic Services, Inc.
11,730,283
0.2
853,860
RTX Corp.
61,452,304
0.8
495,643
TransUnion
35,582,211
0.5
840,911
Waste Connections, Inc.
112,934,347
1.5
651,064,805
8.6
Information Technology : 17.4%
366,700
Analog Devices, Inc.
64,205,503
0.8
920,793
Apple, Inc.
157,648,969
2.1
117,874
Intuit, Inc.
60,226,542
0.8
250,300
(3)
Mastercard, Inc. - Class
A
99,096,273
1.3
1,105,088
Microsoft Corp.
348,931,536
4.6
243,900
NVIDIA Corp.
106,094,061
1.4
308,068  NXP Semiconductors
NV
61,588,954
0.8
347,295
(1)
PTC, Inc.
49,204,756
0.7
175,925  Roper Technologies,
Inc.
85,196,959
1.1
267,193
(1)(3)
Salesforce, Inc.
54,181,396
0.7
67,757
TE Connectivity Ltd.
8,370,022
0.1
213,398
(1)
Teledyne Technologies,
Inc.
87,190,155
1.1
382,989
(3)
Texas Instruments, Inc.
60,899,081
0.8
356,268
(3)
Visa, Inc. - Class A
81,945,203
1.1
1,324,779,410
17.4
Materials : 0.9%
179,710
Linde PLC
66,915,019
0.9
Real Estate : 0.2%
77,200  SBA Communications
Corp.
15,453,124
0.2
Utilities : 6.5%
1,529,436
Ameren Corp.
114,447,696
1.5
1,619,493
CenterPoint Energy, Inc.
43,483,387
0.6
727,000
DTE Energy Co.
72,176,560
1.0
2,913,380
Exelon Corp.
110,096,630
1.4
447,138  WEC Energy Group,
Inc.
36,016,966
0.5
2,056,680
Xcel Energy, Inc.
117,683,230
1.5
493,904,469
6.5
Total Common Stock
(Cost $4,576,724,656)
4,963,409,147
65.2
PREFERRED STOCK : 0.5%
Consumer Discretionary : 0.2%
413,251
(4)(5)
Waymo LLC., Series
A-2
18,683,077
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Financials : 0.0%
23,000
Charles Schwab Corp.
$ 560,050
0.0
Utilities : 0.3%
339,181  CMS Energy Corp.
10/15/2078
7,651,924
0.1
280,431  CMS Energy Corp.
3/1/2079
6,461,130
0.1
101,232
(6)
NiSource, Inc.
2,540,923
0.0
227,250
(6)
SCE Trust IV
4,708,620
0.1
21,362,597
0.3
Total Preferred Stock
(Cost $59,762,056)
40,605,724
0.5
Principal
Amount † RA . Value
Percentage
of Net
Assets
BANK LOANS : 12.2%
Aerospace & Defense : 0.1%
10,064,579  SkyMiles IP Ltd. (Delta
Air Lines, Inc.), Initial
Term Loan, 9.076%,
(US0003M +3.750%),
10/20/2027 10,454,582
0.1
Communications : 0 .3%
8,587,966  Charter
Communications
Operating, LLC, Term
B-1 Loan, 5.830%,
(TSFR1M+1.750%),
04/30/2025 8,603,657
0.1
5,829,424  Charter
Communications
Operating, LLC, Term
B-2 Loan, 7.116%,
(TSFR1M+1.750%),
02/01/2027 5,829,756
0.1
10,718,166  SBA Senior Finance
II LLC, Initial Term
Loan, 7.170%,
(TSFR3M+1.750%),
04/11/2025 10,728,584
0.1
25,161,997
0.3
Consumer, Cyclical : 0.6%
4,918,101  1011778 B.C. Unlimited
Liability Company, Term
B-5 Loan, 7.566%,
(US0001M +1.750%),
11/19/2026 4,913,271
0.1
35,082,146  Mileage Plus Holdings
LLC (Mileage Plus
Intellectual Property
Assets, Ltd.), Initial
Term Loan, 10.798%,
(US0003M +5.250%),
06/20/2027 36,511,743
0.5
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
996,093  Woof Holdings, Inc.,
Initial Term Loan
(First Lien), 9.397%,
(US0003M +3.750%),
12/21/2027 $ 794,384
0.0
42,219,398
0.6
Consumer, Non-cyclical : 1.7%
10,155,571  ADMI Corp.,
Amendment No. 4
Refinancing Term
Loan, 8.806%,
(TSFR1M+3.375%),
02/14/2025 9,436,222
0.1
23,241,026  ADMI Corp.,
Amendment No. 5
Incremental Term
Loan, 9.181%,
(TSFR1M+3.750%),
12/23/2027 21,730,359
0.3
5,852,360  ADMI Corp., Initial
Term Loan, 8.431%,
(US0003M +2.750%),
04/30/2025 5,753,197
0.1
28,089,024  Heartland Dental,
LLC, 2023 New Term
Loan, 10.331%,
(TSFR1M+5.000%),
04/28/2028 27,825,689
0.4
24,912,461  Loire UK Midco 3
Limited, Facility B
(USD), 8.914%,
(US0003M +3.250%),
04/21/2027 24,632,196
0.3
3,601,628  Loire UK Midco 3
Limited, Facility B2
(USD), 9.166%,
(US0001M +3.750%),
04/21/2027 3,556,608
0.1
7,799,200  PetVet Care Centers,
LLC (fka Pearl
Intermediate Parent
LLC), 2018 Term Loan
(First Lien), 8.666%,
(TSFR3M+3.250%),
02/14/2025 7,777,269
0.1
2,071,027  PetVet Care Centers,
LLC (fka Pearl
Intermediate Parent
LLC), Initial Term Loan
(First Lien), 8.166%,
(TSFR3M+2.750%),
02/14/2025 2,065,204
0.0
655,000  PetVet Care Centers,
LLC (fka Pearl
Intermediate Parent
LLC), Initial Term
Loan (Second Lien),
11.666%, (US0001M
+6.250%),
02/15/2026 648,041
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
22,883,658  Sunshine Luxembourg
VII S.a r.l., Facility B3,
9.240%, (US0003M
+4.250%),
10/01/2026 $ 22,880,477
0.3
126,305,262
1.7
Electronics/Electrical : 0.8%
61,462,349  UKG Inc., 2021-2
Incremental Term Loan
(First Lien), 8.618%,
(TSFR1M+3.250%),
05/03/2026 61,308,693
0.8
Financial : 1.9%
14,988,385  Alliant Holdings
Intermediate, LLC,
TLB-5 New Term
Loan, 8.810%,
(TSFR1M+3.500%),
11/06/2027 14,980,891
0.2
27,568,414  HIG Finance 2 Limited,
2021 Dollar Refinancing
Term Loan, 8.687%,
(US0001M +3.250%),
11/12/2027 27,533,953
0.4
14,795,068  Hub International
Limited, 2022
Incremental Term
Loan, 8.220%,
(TSFR1M+4.000%),
11/10/2029 14,834,615
0.2
6,535,271  Ryan Specialty
Group, LLC, Initial
Term Loan, 8.416%,
(TSFR1M+3.250%),
09/01/2027 6,548,204
0.1
26,246,021  USI, Inc., 2022 New
Term Loan, 9.140%,
(TSFR1M+3.750%),
11/22/2029 26,266,519
0.3
55,801,560  USI, Inc., TL B 1L
BANKDEBT, 8.943%,
(US0001M +3.500%),
09/13/2030 55,906,188
0.7
146,070,370
1.9
Food Products : 0.3%
24,638,045  IRB Holding Corp.,
2022 Replacement
Term B Loan, 7.317%,
(TSFR1M+3.000%),
12/15/2027 24,573,025
0.3
Health Care : 0.8%
34,765,978  athenahealth Group
Inc., Initial Term
Loan, 8.560%,
(TSFR1M+3.250%),
02/15/2029 34,186,534
0.4
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
3,745,828  Avantor Funding, Inc.,
2021 Incremental
B-5 Dollar Term
Loan, 7.666%,
(TSFR1M+2.250%),
11/08/2027 $ 3,750,297
0.1
9,961,931  Azalea TopCo, Inc.,
2021 Term Loan
(First Lien), 9.434%,
(US0001M +3.750%),
07/25/2026 9,644,394
0.1
5,433,756  Azalea TopCo, Inc.,
2022 Incremental
Term Loan (First Lien),
9.322%, (US0001M
+3.750%),
07/25/2026 5,260,555
0.1
7,449,769  PetVet Care Centers,
LLC (fka Pearl
Intermediate Parent
LLC), 2021 First
Lien Replacement
Term Loan, 8.916%,
(TSFR1M+3.500%),
02/14/2025 7,422,607
0.1
60,264,387
0.8
Industrial : 0.4%
10,056,243  Filtration Group
Corporation, 2021
Incremental Term
Loan, 8.931%,
(TSFR1M+3.500%),
10/21/2028 10,032,149
0.2
9,246,874  Filtration Group
Corporation, 2023
Extended Euro
Term Loan, 7.385%,
(EUR003M+4.250%),
03/31/2025 9,739,598
0.1
946,383  Filtration Group
Corporation, 2023
Extended Euro
Term Loan, 8.108%,
(EUR003M+4.250%),
10/21/2028 996,811
0.0
7,619,118
(3)
Trans Union LLC, 2019
Replacement Term
B-5 Loan, 7.060%,
(TSFR1M+1.750%),
11/16/2026 7,619,514
0.1
28,388,072
0.4
Industrial Equipment : 0.3%
19,993,098  Filtration Group
Corporation, 2023
Extended Dollar
Term Loan, 9.681%,
(TSFR1M+4.250%),
10/21/2028 20,024,327
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial Equipment: (continued)
2,459,095  Filtration Group
Corporation, 2023
Extended Euro
Term Loan, 7.815%,
(EUR003M+4.250%),
10/21/2028 $ 2,590,129
0.0
22,614,456
0.3
Insurance : 2.9%
38,167,840  Alliant Holdings I LLC,
TLB-4 New Term Loan,
8.943%, (US0001M
+3.500%),
11/06/2027 38,146,161
0.5
9,539,878  Applied Systems,
Inc., 2021 Term
Loan (Second Lien),
12.140%, (US0003M
+5.500%),
09/17/2027 9,601,887
0.1
2,790,695  AssuredPartners,
Inc., 2020 February
Refinancing Term
Loan, 8.810%,
(TSFR1M+3.500%),
02/13/2027 2,789,450
0.0
1,472,944  AssuredPartners,
Inc., 2021 Term
Loan, 8.810%,
(TSFR1M+3.500%),
02/13/2027 1,471,409
0.0
7,865,713  AssuredPartners,
Inc., 2022 Term
Loan, 8.810%,
(TSFR1M+3.500%),
02/13/2027 7,857,517
0.1
14,323,642  AssuredPartners,
Inc., TL B4 1L
Bankdebt, 9.060%,
(TSFR1M+3.750%),
02/13/2027 14,350,499
0.2
9,403,941  Broadstreet Partners,
Inc., Initial Term
B Loan, 9.310%,
(TSFR1M+4.000%),
01/26/2029 9,414,859
0.1
3,827,055  Broadstreet Partners,
Inc., Initial Term Loan
(2020), 8.310%,
(TSFR1M+3.000%),
01/27/2027 3,814,070
0.1
122,592,000  Hub International
Limited, 2023
Refinancing Term
Loan, 9.583%,
(TSFR1M+4.250%),
06/20/2030 123,114,732
1.6
3,300,000  USI, Inc., TL
B 1L, 8.560%,
(TSFR1M+3.250%),
09/29/2030 3,298,624
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Insurance: (continued)
9,587,844  USI, Inc., TL B 1L
BANKDEBT, 8.943%,
(US0001M +3.500%),
09/29/2030 $ 9,583,846
0.1
223,443,054
2.9
Lodging & Casinos : 0.3%
21,605,913  Hilton Worldwide,
Refinanced Series B-2
Term Loan, 7.060%,
(TSFR1M+1.750%),
06/21/2026 21,622,311
0.3
Technology : 1.8%
47,758,840  Applied Systems,
Inc., 2026 Term Loan
(First Lien), 9.890%,
(TSFR1M+4.500%),
09/18/2026 47,952,836
0.6
29,085,143  Azalea TopCo, Inc.,
Initial Term Loan
(First Lien), 8.810%,
(TSFR1M+3.500%),
07/25/2026 28,052,620
0.4
967,316  Epicor Software
Corporation (fka
Eagle Parent Inc.),
TL 1L, 9.060%,
(TSFR1M+3.750%),
07/31/2027 969,734
0.0
1,506,249  Quartz AcquireCo, LLC,
Term Loan, 8.818%,
(TSFR1M+3.500%),
06/28/2030 1,506,249
0.0
1,125,000  RealPage, Inc., Initial
Loan (Second Lien),
11.931%, (US0003M
+3.250%),
04/23/2029 1,130,976
0.0
35,641,032  RealPage, Inc., Initial
Term Loan (First Lien),
7.384%, (US0001M
+3.000%),
04/22/2028 35,279,667
0.5
3,432,014  Sophia, L.P., 2022
Incremental Term
B-1 Loan (First
Lien), 9.566%,
(TSFR1M+4.250%),
10/07/2027 3,423,863
0.0
11,563,288  Sophia, L.P., Term Loan
B (First Lien), 8.816%,
(US0003M +3.500%),
10/07/2027 11,554,616
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
7,495,795  Storable, Inc., Initial
Term Loan (First
Lien), 7.587%,
(TSFR1M+3.250%),
04/16/2028 $ 7,456,757
0.1
137,327,318
1.8
Total Bank Loans
(Cost $928,402,373)
929,752,925
12.2
U.S. TREASURY OBLIGATIONS : 11.1%
United States Treasury Note : 3.9%
322,512,100
3.500
%,
02/15/2033 295,955,244
3.9
United States Treasury Notes : 7.2%
400,554,500
3.375
%,
05/15/2033 363,315,449
4.8
80,926,000
3.875
%,
08/15/2033 76,475,070
1.0
112,633,700
4.125
%,
11/15/2032 108,647,524
1.4
548,438,043
7.2
Total U.S. Treasury
Obligations
(Cost $899,133,867)
844,393,287
11.1
CORPORATE BONDS/NOTES : 9.3%
Communications : 1.1%
36,653,000
(7)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 33,326,124
0.4
44,545,000
(7)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 41,549,848
0.6
2,125,000
(7)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 2,054,836
0.0
600,000
(2)
Lamar Media Corp.,
3.625%,
01/15/2031 489,183
0.0
3,610,000
(2)
Lamar Media Corp.,
3.750%,
02/15/2028 3,207,048
0.1
845,000  Lamar Media Corp.,
4.875%,
01/15/2029 766,183
0.0
81,393,222
1.1
Consumer, Cyclical : 3.1%
11,017,000
(2)
Cedar Fair L.P.,
5.250%,
07/15/2029 9,587,880
0.1
13,046,000
(2)
Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 5.375%,
04/15/2027 12,231,397
0.2
8,217,000
(7)
Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 5.500%,
05/01/2025 8,053,897
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
10,635,600  Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 6.500%,
10/01/2028 $ 10,070 ,137
0.1
2,719,000
(7)
Clarios Global L.P.,
6.750%,
05/15/2025 2,701,304
0.0
3,708,000
(7)
Clarios Global L.P. /
Clarios US Finance Co.,
6.250%,
05/15/2026 3,632,352
0.0
11,970,000
(2)(7)
Clarios Global L.P. /
Clarios US Finance Co.,
8.500%,
05/15/2027 11,958,107
0.2
7,010,000
(7)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 6,664,492
0.1
8,572,000
(7)
Hilton Domestic
Operating Co., Inc.,
3.625%,
02/15/2032 6,918,898
0.1
8,321,000
(7)
Hilton Domestic
Operating Co., Inc.,
3.750%,
05/01/2029 7,204,555
0.1
11,441,000
(7)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 9,628,933
0.1
7,258,000  Hilton Domestic
Operating Co., Inc.,
4.875%,
01/15/2030 6,614,159
0.1
3,346,000
(7)
Hilton Domestic
Operating Co., Inc.,
5.375%,
05/01/2025 3,296,022
0.0
7,572,000
(7)
Hilton Domestic
Operating Co., Inc.,
5.750%,
05/01/2028 7,327,487
0.1
2,270,000  Hilton Worldwide
Finance LLC / Hilton
Worldwide Finance
Corp., 4.875%,
04/01/2027 2,161,578
0.0
20,031,000
(7)
KFC Holding Co./Pizza
Hut Holdings LLC/Taco
Bell of America LLC,
4.750%,
06/01/2027 19,052,085
0.3
9,459,000
(7)
Life Time, Inc., 5.750%,
01/15/2026 9,173,804
0.1
595,000
(7)
Live Nation
Entertainment, Inc.,
4.875%,
11/01/2024 586,274
0.0
12,485,275
(7)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 12,382,853
0.2
16,402,000
(2)(7)
Six Flags Entertainment
Corp., 5.500%,
04/15/2027 15,105,668
0.2
5,559,000
(7)
Six Flags Theme
Parks, Inc., 7.000%,
07/01/2025 5,550,140
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,977,931  United Airlines Pass
Through Trust 2012-1,
A, 4.150%,
10/11/2025 $ 1,951,644
0.0
263,058  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 253,373
0.0
1,403,625  US Airways Pass
Through Trust 2013-1,
A, 3.950%,
05/15/2027 1,334,217
0.0
2,566,000
(7)
Vail Resorts, Inc.,
6.250%,
05/15/2025 2,554,658
0.0
7,230,000  Yum! Brands, Inc.,
3.625%,
03/15/2031 5,959,254
0.1
14,332,000  Yum! Brands, Inc.,
4.625%,
01/31/2032 12,449,104
0.2
6,670,000
(7)
Yum! Brands, Inc.,
4.750%,
01/15/2030 5,999,665
0.1
14,933,000  Yum! Brands, Inc.,
5.350%,
11/01/2043 13,120,283
0.2
16,376,000  Yum! Brands, Inc.,
5.375%,
04/01/2032 14,992,310
0.2
4,966,000  Yum! Brands, Inc.,
6.875%,
11/15/2037 5,044,294
0.1
233,560,824
3.1
Consumer, Non-cyclical : 1.2%
9,730,000
(2)(7)
Avantor Funding, Inc.,
3.875%,
11/01/2029 8,326,791
0.1
13,457,000
(7)
Avantor Funding, Inc.,
4.625%,
07/15/2028 12,283,063
0.2
7,562,000
(7)
Charles River
Laboratories
International, Inc.,
3.750%,
03/15/2029 6,491,077
0.1
5,746,000
(7)
Charles River
Laboratories
International, Inc.,
4.000%,
03/15/2031 4,869,333
0.1
2,223,000
(7)
Charles River
Laboratories
International, Inc.,
4.250%,
05/01/2028 1,995,925
0.0
4,423,000
(7)
Gartner, Inc., 3.625%,
06/15/2029 3,788,245
0.1
1,714,000
(2)(7)
Gartner, Inc., 3.750%,
10/01/2030 1,440,057
0.0
770,000
(7)
Gartner, Inc., 4.500%,
07/01/2028 703,394
0.0
11,184,000
(7)
Hadrian Merger
Sub, Inc., 8.500%,
05/01/2026 10,554,341
0.1
7,459,000
(7)
Heartland Dental
LLC / Heartland
Dental Finance Corp.,
10.500%,
04/30/2028 7,514,943
0.1
2,749,000
(7)
Hologic, Inc., 3.250%,
02/15/2029 2,324,549
0.0
2,355,000
(7)
IQVIA, Inc., 5.000%,
05/15/2027 2,222,243
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
9,957,000
(7)
IQVIA, Inc., 5.700%,
05/15/2028 $ 9,686,070
0.1
2,489,000
(7)
IQVIA, Inc., 6.500%,
05/15/2030 2,439,268
0.0
4,567,000
(7)
Korn Ferry, 4.625%,
12/15/2027 4,206,572
0.1
1,263,000
(7)
PRA Health Sciences,
Inc., 2.875%,
07/15/2026 1,140,848
0.0
4,105,000  Service Corp.
International, 3.375%,
08/15/2030 3,314,172
0.0
4,588,000
(7)
Surgery Center
Holdings, Inc., 10.000%,
04/15/2027 4,644,088
0.1
700,000
(7)
Teleflex, Inc., 4.250%,
06/01/2028 626,927
0.0
6,015,000  Teleflex, Inc., 4.625%,
11/15/2027 5,525,439
0.1
94,097,345
1.2
Energy : 0.0%
676,000
(2)
Pioneer Natural
Resources Co., 1.125%,
01/15/2026 611,210
0.0
1,690,000  Pioneer Natural
Resources Co., 2.150%,
01/15/2031 1,334,672
0.0
1,388,000  Pioneer Natural
Resources Co., 5.100%,
03/29/2026 1,370,632
0.0
3,316,514
0.0
Financial : 2.7%
2,230,000
(7)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 4.250%,
10/15/2027 1,999,017
0.0
3,784,000
(7)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 5.875%,
11/01/2029 3,281,215
0.1
11,923,000
(7)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.750%,
10/15/2027 11,100,989
0.2
23,087,000
(7)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.750%,
04/15/2028 22,302,834
0.3
3,510,000
(7)
AmWINS Group, Inc.,
4.875%,
06/30/2029 3,080,144
0.0
5,133,000
(7)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 4,534,586
0.1
2,790,000
(7)
HUB International Ltd.,
5.625%,
12/01/2029 2,432,901
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
47,262,000
(7)
HUB International Ltd.,
7.000%,
05/01/2026 $ 47,208,934
0.6
77,894,000
(7)
HUB International Ltd.,
7.250%,
06/15/2030 77,836,358
1.0
1,027,000  Intercontinental
Exchange, Inc.,
4.000%,
09/15/2027 972,061
0.0
2,001,000
(7)
Ryan Specialty
Group LLC, 4.375%,
02/01/2030 1,745,019
0.0
8,818,000
(2)
SBA Communications
Corp., 3.125%,
02/01/2029 7,363,271
0.1
7,486,000  SBA Communications
Corp., 3.875%,
02/15/2027 6,866,052
0.1
411,000
(7)
SBA Tower Trust,
6.599%,
01/15/2028 412,802
0.0
18,479,000
(7)
USI, Inc., 6.875%,
05/01/2025 18,356,530
0.2
209,492,713
2.7
Industrial : 0.6%
8,558,000
(2)
Ball Corp., 6.000%,
06/15/2029 8,318,966
0.1
3,375,000
(7)
GFL Environmental,
Inc., 4.000%,
08/01/2028 2,952,304
0.0
3,268,000
(7)
GFL Environmental,
Inc., 4.375%,
08/15/2029 2,842,751
0.0
7,659,000
(7)
GFL Environmental,
Inc., 4.750%,
06/15/2029 6,817,875
0.1
3,550,000  Howmet Aerospace,
Inc., 3.000%,
01/15/2029 3,008,641
0.1
510,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 501,555
0.0
1,500,000  Lennox International,
Inc., 3.000%,
11/15/2023 1,494,654
0.0
5,092,000
(7)
Sensata Technologies
BV, 4.000%,
04/15/2029 4,389,522
0.1
5,100,000
(7)
Sensata Technologies
BV, 5.000%,
10/01/2025 4,949,692
0.1
1,430,000
(7)
Sensata Technologies
BV, 5.625%,
11/01/2024 1,416,048
0.0
1,182,000
(7)
Sensata Technologies
BV, 5.875%,
09/01/2030 1,102,444
0.0
2,035,000
(7)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,649,062
0.0
664,000
(7)
Sensata Technologies,
Inc., 4.375%,
02/15/2030 574,065
0.0
6,537,000  TransDigm, Inc.,
5.500%,
11/15/2027 6,127,423
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
2,100,000
(7)
TransDigm, Inc.,
6.250%,
03/15/2026 $ 2,065,257
0.0
48,210,259
0.6
Technology : 0.6%
1,686,000
(7)
Black Knight InfoServ
LLC, 3.625%,
09/01/2028 1,518,159
0.0
4,250,000
(7)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 3,811,910
0.1
2,578,000
(7)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 2,276,915
0.0
2,430,000  Booz Allen Hamilton,
Inc., 5.950%,
08/04/2033 2,373,745
0.0
1,790,000
(7)
Clarivate Science
Holdings Corp., 3.875%,
07/01/2028 1,551,725
0.0
1,280,000
(7)
Clarivate Science
Holdings Corp., 4.875%,
07/01/2029 1,092,566
0.0
918,000
(2)
Crowdstrike Holdings,
Inc., 3.000%,
02/15/2029 774,082
0.0
1,701,000
(7)
Entegris Escrow Corp.,
4.750%,
04/15/2029 1,530,753
0.0
4,480,000
(7)
MSCI, Inc., 3.250%,
08/15/2033 3,454,390
0.1
10,043,000
(7)
MSCI, Inc., 3.625%,
09/01/2030 8,429,504
0.1
6,121,000
(7)
MSCI, Inc., 3.625%,
11/01/2031 5,015,741
0.1
6,913,000
(7)
MSCI, Inc., 3.875%,
02/15/2031 5,865,890
0.1
5,561,000
(7)
MSCI, Inc., 4.000%,
11/15/2029 4,891,441
0.1
1,025,000
(7)
PTC, Inc., 4.000%,
02/15/2028 919,774
0.0
43,506,595
0.6
Total Corporate Bonds/
Notes
(Cost $738,507,963)
713,577,472
9.3
ASSET-BACKED SECURITIES : 0.1%
Other Asset-Backed Securities : 0.1%
4,507,650
(7)
Domino's Pizza Master
Issuer LLC 2017-
1A A23, 4.118%,
07/25/2047 4,182,080
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,580,150
(7)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 $ 3,106,391
0.0
7,288,471
0.1
Total Asset-Backed
Securities
(Cost $8,039,326)
7,288,471
0.1
Total Long-Term
Investments
(Cost $7,210,570,241)
7,499,027,026
98.4
SHORT-TERM INVESTMENTS : 3.5%
Repurchase Agreements : 0.6%
11,537,297
(8)
Cantor Fitzgerald,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase Amount
$11,542,342,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$11,768,043, due
05/01/25-03/15/65)
11,537,297
0.1
4,803,449
(8)
CF Secured LLC,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $4,805,549,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.166%, Market Value
plus accrued interest
$4,899,519, due
11/15/23-08/20/72)
4,803,449
0.1
8,575,364
(8)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $8,579,121,
collateralized by various
U.S. Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$8,746,871, due
10/31/23-02/15/53)
8,575,364
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
7,748,238
(8)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
09/29/2023, 5.370%,
due 10/02/2023
(Repurchase
Amount $7,751,658,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.449%, Market Value
plus accrued interest
$7,906,740, due
02/15/25-04/20/71)
$ 7,748,238
0.1
2,301,855
(8)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $2,302,865,
collateralized by various
U.S. Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$2,347,892, due
10/02/23)
2,301,855
0.0
12,419,564
(8)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/29/2023, 5.380%,
due 10/02/2023
(Repurchase Amount
$12,425,056,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$12,667,960, due
07/15/25-02/15/51)
12,419,564
0.2
Total Repurchase
Agreements
(Cost $47,385,767)
47,385,767
0.6
Time Deposits : 0.1%
1,150,000
(8)
Barclays Bank PLC,
5.340
%,
10/02/2023 1,150,000
0.0
1,100,000
(8)
Canadian Imperial Bank
of Commerce,
5.310
%,
10/02/2023 1,100,000
0.0
1,180,000
(8)
DZ Bank AG,
5.290
%,
10/02/2023 1,180,000
0.1
1,150,000
(8)
Royal Bank of Canada,
5.320
%,
10/02/2023 1,150,000
0.0
Total Time Deposits
(Cost $4,580,000)
4,580,000
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.8%
213,182,913
(9)
T. Rowe Price
Government Reserve
Investment Fund,
5.400%
(Cost $213,182,913) $ 213,182,913 2.8
Total Short-Term
Investments
(Cost $265,148,680)
$ 265,148,680
3.5
Total Investments in
Securities
(Cost $7,475,718,921) $ 7,764,175,706 101.9
Liabilities in Excess of
Other Assets (145,620,739) (1.9)
Net Assets $ 7,618,554,967 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is pledged to cover open written call options at September 30, 2023.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2023, the Fund held restricted securities with a fair value of $18,683,077 or 0.2% of net assets. Please refer to the table below for additional details.
(6)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(7)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)
Rate shown is the 7-day yield as of September 30, 2023.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
EUR003M 3-month EURIBOR
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 7,288,471 $ — $ 7,288,471
Bank Loans — 929,752,925 — 929,752,925
Common Stock* 4,963,409,147 — — 4,963,409,147
Corporate Bonds/Notes — 713,577,472 — 713,577,472
Preferred Stock 21,922,647 — 18,683,077 40,605,724
Short-Term Investments 213,182,913 51,965,767 — 265,148,680
U.S. Treasury Obligations — 844,393,287 — 844,393,287
Total Investments, at fair value $ 5,198,514,707 $ 2,546,977,922 $ 18,683,077 $ 7,764,175,706
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (26,258,801) $ — $ (26,258,801)
Total Liabilities $ — $ (26,258,801) $ — $ (26,258,801)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Waymo LLC., Series A-2 5/8/2020 $ 35,484,706 $ 18,683,077
$ 35,484,706 $ 18,683,077
At September 30, 2023, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation
Portfolio:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
AbbVie, Inc.
Citigroup Global
Markets Call 01/17/25 USD 160.000 645 USD 9,518,910 $ 778,515 $ (717,040)
AbbVie, Inc.
Citigroup Global
Markets Call 01/17/25 USD 165.000 645 USD 9,518,910 649,515 (594,019)
AbbVie, Inc.
Citigroup Global
Markets Call 01/17/25 USD 175.000 817 USD 12,057,286 549,024 (501,787)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 145.000 49 USD 723,142 27,451 (46,065)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 150.000 49 USD 723,142 18,700 (31,627)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 175.000 403 USD 5,947,474 204,212 (18,181)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 180.000 205 USD 3,025,390 204,030 (5,251)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 180.000 401 USD 5,917,958 192,404 (10,271)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 185.000 205 USD 3,025,390 170,271 (3,064)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 195.000 205 USD 3,025,390 114,954 (1,137)
AbbVie, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 200.000 205 USD 3,025,390 93,486 (730)
Alphabet, Inc. - Class A
Citigroup Global
Markets Call 01/19/24 USD 142.000 992 USD 12,981,312 638,044 (452,940)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Alphabet, Inc. - Class A
Wells Fargo
Securities, LLC Call 01/19/24 USD 120.000 1,875 USD 24,536,250 $ 1,479,525 $ (3,141,252)
Amazon.com, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 120.000 617 USD 7,843,304 459,357 (936,319)
Amazon.com, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 132.500 1,488 USD 18,915,456 1,427,766 (1,204,774)
Amazon.com, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 135.000 1,038 USD 13,195,056 969,959 (728,104)
Analog Devices, Inc.
UBS AG Call 01/19/24 USD 200.000 198 USD 3,466,782 158,345 (57,207)
Analog Devices, Inc.
UBS AG Call 01/19/24 USD 200.000 49 USD 857,941 56,561 (14,157)
Analog Devices, Inc.
UBS AG Call 01/19/24 USD 210.000 49 USD 857,941 38,139 (6,940)
Analog Devices, Inc.
UBS AG Call 06/21/24 USD 210.000 49 USD 857,941 67,894 (28,449)
Analog Devices, Inc.
UBS AG Call 06/21/24 USD 220.000 49 USD 857,941 50,847 (19,010)
Apple, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 195.000 496 USD 8,492,016 357,289 (91,616)
Apple, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 195.000 98 USD 1,677,858 96,528 (18,102)
Apple, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 200.000 496 USD 8,492,016 270,618 (59,319)
Apple, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 205.000 98 USD 1,677,858 56,684 (7,569)
Becton Dickinson &
Co.
Goldman Sachs
International Call 01/19/24 USD 270.000 311 USD 8,040,283 462,457 (237,019)
Becton Dickinson &
Co.
Goldman Sachs
International Call 01/19/24 USD 280.000 310 USD 8,014,430 346,270 (129,881)
Becton Dickinson &
Co.
Goldman Sachs
International Call 01/19/24 USD 290.000 105 USD 2,714,565 154,601 (21,956)
Becton Dickinson &
Co.
Goldman Sachs
International Call 01/19/24 USD 290.000 102 USD 2,637,006 65,930 (21,328)
Becton Dickinson &
Co.
Goldman Sachs
International Call 01/19/24 USD 300.000 105 USD 2,714,565 123,198 (10,189)
Becton Dickinson &
Co.
Goldman Sachs
International Call 01/19/24 USD 300.000 102 USD 2,637,006 47,117 (9,897)
CME Group, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 190.000 76 USD 1,521,672 99,470 (118,847)
CME Group, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 200.000 76 USD 1,521,672 68,592 (66,304)
CME Group, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 210.000 75 USD 1,501,650 41,717 (30,332)
Danaher Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 290.000 408 USD 8,962,944 663,612 (103,037)
Danaher Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 290.000 101 USD 2,218,768 263,479 (25,507)
Danaher Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 290.000 4 USD 87,872 8,653 (1,010)
Danaher Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 300.000 101 USD 2,218,768 222,965 (15,189)
Danaher Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 300.000 4 USD 87,872 7,246 (602)
Danaher Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 310.000 101 USD 2,218,768 186,491 (8,967)
Danaher Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 310.000 4 USD 87,872 6,040 (355)
Danaher Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 320.000 101 USD 2,218,768 157,087 (5,284)
Danaher Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 320.000 4 USD 87,872 4,873 (209)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 220.000 150 USD 2,747,700 204,772 (12,254)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 220.000 67 USD 1,227,306 166,707 (5,473)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 220.000 93 USD 1,703,574 146,192 (7,597)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 220.000 47 USD 860,946 110,854 (3,840)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 220.000 44 USD 805,992 $ 110,554 $ (3,595)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 220.000 58 USD 1,062,444 86,966 (4,738)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 220.000 12 USD 219,816 38,088 (980)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 220.000 4 USD 73,272 13,104 (327)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 240.000 411 USD 7,528,698 697,862 (5,319)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 240.000 67 USD 1,227,306 114,095 (867)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 240.000 44 USD 805,992 75,768 (569)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 240.000 47 USD 860,946 75,276 (608)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 240.000 12 USD 219,816 26,820 (155)
Equifax, Inc.
Citigroup Global
Markets Call 12/15/23 USD 240.000 4 USD 73,272 9,157 (52)
Equifax, Inc.
Citigroup Global
Markets Call 01/19/24 USD 230.000 49 USD 897,582 63,833 (4,860)
Equifax, Inc.
Citigroup Global
Markets Call 01/19/24 USD 240.000 49 USD 897,582 46,431 (2,535)
Exelon Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 45.000 1,366 USD 5,162,114 252,710 (17,571)
Exelon Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 45.000 698 USD 2,637,742 154,956 (8,978)
Exelon Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 45.000 767 USD 2,898,493 128,089 (9,866)
Exelon Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 45.000 98 USD 370,342 10,191 (1,261)
Exelon Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 47.000 697 USD 2,633,963 105,944 (3,818)
Exelon Corporation
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 50.000 794 USD 3,000,526 154,552 (1,361)
Exelon Corporation
JPMorgan Chase
Bank N.A. Call 06/21/24 USD 47.000 98 USD 370,342 13,131 (3,393)
Fortive Corp.
Citigroup Global
Markets Call 12/15/23 USD 75.000 75 USD 556,200 29,653 (23,338)
Fortive Corp.
Citigroup Global
Markets Call 12/15/23 USD 75.000 23 USD 170,568 8,745 (7,157)
Fortive Corp.
Citigroup Global
Markets Call 12/15/23 USD 80.000 75 USD 556,200 14,207 (8,655)
Fortive Corp.
Citigroup Global
Markets Call 12/15/23 USD 80.000 23 USD 170,568 4,127 (2,654)
GE HealthCare
Technologies, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 85.000 197 USD 1,339,797 93,293 (7,515)
GE HealthCare
Technologies, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 90.000 397 USD 2,699,997 129,585 (6,009)
GE HealthCare
Technologies, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 90.000 197 USD 1,339,797 56,555 (2,982)
General Electric Co.
Wells Fargo
Securities, LLC Call 01/19/24 USD 95.000 496 USD 5,483,280 249,468 (925,636)
General Electric Co.
Wells Fargo
Securities, LLC Call 01/19/24 USD 95.000 202 USD 2,233,110 110,377 (376,973)
General Electric Co.
Wells Fargo
Securities, LLC Call 01/19/24 USD 110.000 496 USD 5,483,280 403,456 (391,969)
General Electric Co.
Wells Fargo
Securities, LLC Call 01/19/24 USD 110.000 332 USD 3,670,260 262,937 (262,366)
General Electric Co.
Wells Fargo
Securities, LLC Call 01/19/24 USD 110.000 341 USD 3,769,755 258,983 (269,479)
General Electric Co.
Wells Fargo
Securities, LLC Call 01/19/24 USD 115.000 496 USD 5,483,280 304,108 (267,157)
General Electric Co.
Wells Fargo
Securities, LLC Call 01/19/24 USD 115.000 333 USD 3,681,315 192,700 (179,361)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
General Electric Co.
Wells Fargo
Securities, LLC Call 01/19/24 USD 115.000 341 USD 3,769,755 $ 185,432 $ (183,670)
Hilton Worldwide
Holdings, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 140.000 51 USD 765,918 93,046 (82,955)
Hilton Worldwide
Holdings, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 140.000 53 USD 795,954 71,327 (86,208)
Hilton Worldwide
Holdings, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 155.000 198 USD 2,973,564 140,752 (137,210)
Hilton Worldwide
Holdings, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 155.000 51 USD 765,918 56,935 (35,342)
Hilton Worldwide
Holdings, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 155.000 53 USD 795,954 45,305 (36,728)
Hilton Worldwide
Holdings, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 160.000 198 USD 2,973,564 107,069 (95,133)
Ingersoll Rand, Inc.
Goldman Sachs
International Call 12/15/23 USD 60.000 205 USD 1,306,260 91,518 (124,927)
Ingersoll Rand, Inc.
Goldman Sachs
International Call 12/15/23 USD 60.000 211 USD 1,344,492 76,753 (128,584)
Ingersoll Rand, Inc.
Goldman Sachs
International Call 12/15/23 USD 75.000 493 USD 3,141,396 64,065 (14,010)
Intercontinental
Exchange, Inc.
Citigroup Global
Markets Call 01/19/24 USD 115.000 502 USD 5,523,004 296,115 (166,118)
Intercontinental
Exchange, Inc.
Citigroup Global
Markets Call 01/19/24 USD 115.000 99 USD 1,089,198 34,492 (32,760)
Intuit, Inc.
UBS AG Call 01/19/24 USD 480.000 98 USD 4,998,490 247,366 (539,087)
Keurig Dr Pepper, Inc.
Citigroup Global
Markets Call 01/19/24 USD 37.000 544 USD 1,717,408 96,288 (2,769)
Keurig Dr Pepper, Inc.
Citigroup Global
Markets Call 01/19/24 USD 40.000 543 USD 1,714,251 42,897 (287)
KKR & Co., Inc.
UBS AG Call 01/19/24 USD 55.000 503 USD 3,098,480 276,172 (447,788)
KKR & Co., Inc.
UBS AG Call 01/19/24 USD 55.000 501 USD 3,086,160 259,348 (446,007)
KKR & Co., Inc.
UBS AG Call 01/19/24 USD 65.000 98 USD 603,680 28,768 (26,242)
KKR & Co., Inc.
UBS AG Call 06/21/24 USD 65.000 98 USD 603,680 49,830 (53,864)
Linde PLC
Wells Fargo
Securities, LLC Call 01/19/24 USD 390.000 100 USD 3,723,500 183,599 (111,203)
Linde PLC
Wells Fargo
Securities, LLC Call 01/19/24 USD 390.000 100 USD 3,723,500 169,716 (111,203)
Linde PLC
Wells Fargo
Securities, LLC Call 01/19/24 USD 395.000 49 USD 1,824,515 59,045 (44,742)
Linde PLC
Wells Fargo
Securities, LLC Call 01/19/24 USD 410.000 49 USD 1,824,515 38,184 (22,784)
Marsh & McLennan
Companies, Inc.
Goldman Sachs
International Call 01/19/24 USD 190.000 401 USD 7,602,559 208,243 (383,760)
Marsh & McLennan
Companies, Inc.
Goldman Sachs
International Call 01/19/24 USD 190.000 49 USD 928,991 24,232 (46,893)
Marsh & McLennan
Companies, Inc.
Goldman Sachs
International Call 01/19/24 USD 200.000 49 USD 928,991 14,484 (22,177)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 380.000 102 USD 4,032,468 487,810 (322,609)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 380.000 102 USD 4,032,468 374,750 (322,609)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 400.000 302 USD 11,939,268 560,554 (568,138)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 400.000 102 USD 4,032,468 385,665 (191,888)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 400.000 102 USD 4,032,468 290,194 (191,888)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 400.000 49 USD 1,937,166 118,532 (92,181)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 405.000 49 USD 1,937,166 91,744 (79,118)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 410.000 300 USD 11,860,200 557,472 (411,313)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 420.000 102 USD 4,032,468 293,481 (97,512)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 420.000 102 USD 4,032,468 $ 223,856 $ (97,512)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 420.000 49 USD 1,937,166 71,176 (46,844)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 425.000 49 USD 1,937,166 56,339 (38,462)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 430.000 102 USD 4,032,468 255,294 (65,020)
Mastercard, Inc.
Goldman Sachs
International Call 01/19/24 USD 430.000 102 USD 4,032,468 196,739 (65,020)
Meta Platforms, Inc.
Barclays Bank PLC Call 01/19/24 USD 290.000 496 USD 14,890,416 1,137,259 (1,640,575)
Microsoft Corp.
UBS AG Call 01/19/24 USD 360.000 198 USD 6,251,850 390,319 (87,047)
Microsoft Corp.
UBS AG Call 01/19/24 USD 365.000 74 USD 2,336,550 160,837 (26,750)
Microsoft Corp.
UBS AG Call 01/19/24 USD 375.000 198 USD 6,251,850 281,120 (46,056)
Microsoft Corp.
UBS AG Call 01/19/24 USD 385.000 74 USD 2,336,550 104,209 (10,699)
NXP Semiconductors
N.V.
Wells Fargo
Securities, LLC Call 01/19/24 USD 190.000 402 USD 8,036,784 584,609 (847,606)
NXP Semiconductors
N.V.
Wells Fargo
Securities, LLC Call 01/19/24 USD 195.000 308 USD 6,157,536 518,808 (555,661)
NXP Semiconductors
N.V.
Wells Fargo
Securities, LLC Call 01/19/24 USD 195.000 167 USD 3,338,664 248,914 (301,284)
NXP Semiconductors
N.V.
Wells Fargo
Securities, LLC Call 01/19/24 USD 195.000 142 USD 2,838,864 201,308 (256,182)
NXP Semiconductors
N.V.
Wells Fargo
Securities, LLC Call 01/19/24 USD 195.000 10 USD 199,920 12,738 (18,041)
NXP Semiconductors
N.V.
Wells Fargo
Securities, LLC Call 01/19/24 USD 200.000 403 USD 8,056,776 649,160 (615,689)
NXP Semiconductors
N.V.
Wells Fargo
Securities, LLC Call 01/19/24 USD 210.000 98 USD 1,959,216 150,970 (104,086)
NXP Semiconductors
N.V.
Wells Fargo
Securities, LLC Call 01/19/24 USD 220.000 98 USD 1,959,216 114,557 (69,604)
NXP Semiconductors
N.V.
Wells Fargo
Securities, LLC Call 06/21/24 USD 220.000 74 USD 1,479,408 138,035 (119,808)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 170.000 123 USD 1,490,268 113,354 (1,007)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 170.000 123 USD 1,490,268 113,233 (1,007)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 175.000 87 USD 1,054,092 110,456 (444)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 175.000 123 USD 1,490,268 94,583 (627)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 175.000 123 USD 1,490,268 92,684 (627)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 175.000 67 USD 811,772 76,112 (342)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 185.000 89 USD 1,078,324 83,870 (189)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 185.000 70 USD 848,120 58,891 (148)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 190.000 89 USD 1,078,324 71,492 (126)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 190.000 70 USD 848,120 49,277 (99)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 200.000 89 USD 1,078,324 49,608 (60)
PNC Financial
Services Group, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 200.000 70 USD 848,120 33,676 (47)
Roper Technologies,
Inc.
Citigroup Global
Markets Call 02/16/24 USD 510.000 49 USD 2,369,640 57,065 (75,953)
S&P Global, Inc.
Bank of America N.A. Call 01/19/24 USD 400.000 35 USD 1,278,935 76,360 (22,958)
S&P Global, Inc.
Bank of America N.A. Call 01/19/24 USD 400.000 18 USD 657,738 50,397 (11,807)
S&P Global, Inc.
Bank of America N.A. Call 01/19/24 USD 400.000 16 USD 584,656 32,306 (10,495)
S&P Global, Inc.
Bank of America N.A. Call 01/19/24 USD 410.000 33 USD 1,205,853 78,529 (13,946)
S&P Global, Inc.
Bank of America N.A. Call 01/19/24 USD 420.000 35 USD 1,278,935 56,798 (9,137)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
S&P Global, Inc.
Bank of America N.A. Call 01/19/24 USD 420.000 18 USD 657,738 $ 36,349 $ (4,699)
S&P Global, Inc.
Bank of America N.A. Call 01/19/24 USD 420.000 16 USD 584,656 23,579 (4,177)
S&P Global, Inc.
Bank of America N.A. Call 01/19/24 USD 430.000 33 USD 1,205,853 57,442 (5,132)
S&P Global, Inc.
Bank of America N.A. Call 01/19/24 USD 450.000 33 USD 1,205,853 41,393 (1,681)
S&P Global, Inc.
Bank of America N.A. Call 01/19/24 USD 470.000 33 USD 1,205,853 28,237 (539)
S&P Global, Inc.
UBS AG Call 01/19/24 USD 400.000 49 USD 1,790,509 76,178 (32,141)
S&P Global, Inc.
UBS AG Call 01/19/24 USD 410.000 49 USD 1,790,509 59,935 (20,707)
Salesforce, Inc.
Goldman Sachs
International Call 01/19/24 USD 230.000 99 USD 2,007,522 193,262 (47,340)
Salesforce, Inc.
Goldman Sachs
International Call 01/19/24 USD 230.000 49 USD 993,622 74,026 (23,431)
Salesforce, Inc.
Goldman Sachs
International Call 01/19/24 USD 240.000 99 USD 2,007,522 152,808 (28,488)
Salesforce, Inc.
Goldman Sachs
International Call 01/19/24 USD 240.000 49 USD 993,622 56,684 (14,100)
Salesforce, Inc.
Goldman Sachs
International Call 06/21/24 USD 230.000 49 USD 993,622 117,589 (70,176)
Salesforce, Inc.
Goldman Sachs
International Call 06/21/24 USD 240.000 49 USD 993,622 97,784 (54,656)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 270.000 93 USD 2,541,411 293,726 (166,742)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 270.000 62 USD 1,694,274 148,943 (111,161)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 270.000 40 USD 1,093,080 105,166 (71,717)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 270.000 9 USD 245,943 22,654 (16,136)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 280.000 93 USD 2,541,411 237,825 (114,403)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 280.000 62 USD 1,694,274 121,011 (76,269)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 280.000 40 USD 1,093,080 88,974 (49,206)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 280.000 9 USD 245,943 18,653 (11,071)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 290.000 93 USD 2,541,411 181,925 (73,315)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 290.000 62 USD 1,694,274 96,799 (48,877)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 290.000 40 USD 1,093,080 73,120 (31,533)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 290.000 9 USD 245,943 15,012 (7,095)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 300.000 93 USD 2,541,411 149,258 (44,060)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 300.000 62 USD 1,694,274 79,407 (29,373)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 300.000 40 USD 1,093,080 60,889 (18,950)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 300.000 9 USD 245,943 11,267 (4,264)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 310.000 151 USD 4,126,377 209,520 (40,328)
Stryker Corp.
Wells Fargo
Securities, LLC Call 01/19/24 USD 320.000 152 USD 4,153,704 203,159 (22,197)
Teledyne
Technologies, Inc.
JPMorgan Chase
Bank N.A. Call 12/15/23 USD 460.000 24 USD 980,592 18,723 (5,679)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 180.000 206 USD 3,275,606 391,377 (46,037)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 180.000 205 USD 3,259,705 345,318 (45,813)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 190.000 206 USD 3,275,606 298,601 (19,947)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 190.000 205 USD 3,259,705 265,034 (19,850)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 190.000 148 USD 2,353,348 119,349 (14,331)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 195.000 206 USD 3,275,606 257,879 (12,834)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 195.000 205 USD 3,259,705 230,240 (12,771)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 195.000 148 USD 2,353,348 92,636 (9,220)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 200.000 755 USD 12,005,255 863,501 (30,773)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 200.000 502 USD 7,982,302 $ 440,922 $ (20,461)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 200.000 206 USD 3,275,606 218,187 (8,396)
Texas Instruments, Inc.
Bank of America N.A. Call 01/19/24 USD 200.000 205 USD 3,259,705 199,221 (8,356)
Texas Instruments, Inc.
Bank of America N.A. Call 06/21/24 USD 195.000 98 USD 1,558,298 107,669 (35,088)
Texas Instruments, Inc.
Bank of America N.A. Call 06/21/24 USD 200.000 98 USD 1,558,298 90,421 (27,734)
Thermo Fisher
Scientific, Inc.
Citigroup Global
Markets Call 01/19/24 USD 560.000 24 USD 1,214,808 75,766 (20,866)
Thermo Fisher
Scientific, Inc.
Citigroup Global
Markets Call 01/19/24 USD 590.000 24 USD 1,214,808 42,613 (8,588)
Thermo Fisher
Scientific, Inc.
Citigroup Global
Markets Call 01/19/24 USD 600.000 198 USD 10,022,166 321,233 (51,805)
Thermo Fisher
Scientific, Inc.
Citigroup Global
Markets Call 01/19/24 USD 610.000 70 USD 3,543,190 300,995 (13,393)
Thermo Fisher
Scientific, Inc.
Citigroup Global
Markets Call 01/19/24 USD 620.000 70 USD 3,543,190 268,206 (9,852)
Thermo Fisher
Scientific, Inc.
Citigroup Global
Markets Call 01/19/24 USD 630.000 70 USD 3,543,190 238,568 (7,264)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 610.000 25 USD 1,265,425 183,452 (4,783)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 610.000 26 USD 1,316,042 142,293 (4,975)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 630.000 25 USD 1,265,425 157,235 (2,594)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 630.000 26 USD 1,316,042 115,603 (2,698)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 660.000 25 USD 1,265,425 121,051 (1,075)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 660.000 26 USD 1,316,042 89,761 (1,118)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 690.000 25 USD 1,265,425 91,390 (482)
Thermo Fisher
Scientific, Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 690.000 26 USD 1,316,042 67,536 (501)
TransUnion
Goldman Sachs
International Call 12/15/23 USD 80.000 198 USD 1,421,442 81,748 (24,458)
UnitedHealth Group,
Inc.
Citigroup Global
Markets Call 01/19/24 USD 580.000 334 USD 16,839,946 1,869,398 (120,786)
UnitedHealth Group,
Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 550.000 99 USD 4,991,481 111,375 (93,886)
UnitedHealth Group,
Inc.
JPMorgan Chase
Bank N.A. Call 01/19/24 USD 600.000 353 USD 17,797,907 1,171,314 (63,151)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 230.000 154 USD 3,542,154 363,224 (190,246)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 230.000 154 USD 3,542,154 293,773 (190,246)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 240.000 154 USD 3,542,154 287,566 (111,124)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 240.000 154 USD 3,542,154 232,591 (111,124)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 240.000 49 USD 1,127,049 57,183 (35,358)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 245.000 148 USD 3,404,148 147,532 (78,195)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 250.000 154 USD 3,542,154 222,878 (58,242)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 250.000 154 USD 3,542,154 178,338 (58,242)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 260.000 154 USD 3,542,154 168,970 (28,282)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 260.000 154 USD 3,542,154 136,407 (28,282)
Visa, Inc.
Goldman Sachs
International Call 01/19/24 USD 260.000 49 USD 1,127,049 21,658 (8,999)
Visa, Inc.
Goldman Sachs
International Call 06/21/24 USD 250.000 24 USD 552,024 34,728 (29,901)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Visa, Inc.
Goldman Sachs
International Call 06/21/24 USD 260.000 24 USD 552,024 $ 25,608 $ (21,166)
Yum! Brands, Inc.
Citigroup Global
Markets Call 01/19/24 USD 145.000 356 USD 4,447,864 200,108 (15,794)
Yum! Brands, Inc.
Citigroup Global
Markets Call 01/19/24 USD 150.000 356 USD 4,447,864 178,744 (7,144)
Yum! Brands, Inc.
Wells Fargo
Securities, LLC Call 01/19/24 USD 140.000 1,440 USD 17,991,360 1,424,167 (140,144)
$ 46,394,947 $ (26,258,801)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 571,499,567
Gross Unrealized Depreciation (283,042,782)
Net Unrealized Appreciation $ 288,456,785